Consolidated Statements of Changes in Equity (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [Abstract]
Dividend paid per share	€ 2.96	€ 2.93	€ 2.85